Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

As of December 31, 2019 and 2018, property, plant and equipment consist of:

	December 31,
	2019	2018
Office buildings	$4,822,303	$4,833,162
Electronic equipment, furniture and fixtures	5,029,249	4,385,548
Motor vehicles	242,265	225,101
Purchased software	15,538,161	13,321,814
	25,631,978	22,765,625
Less: accumulated depreciation	(13,796,462)	(11,166,209)
Property, plant and equipment, net	$11,835,516	$11,599,416